Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income (loss)	$ (8,625,427)	$ (14,219,265)	$ 115,111
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization expense	571,528	395,355	364,170
Loss from equity method investment	127,965	17,524
Loss on disposal of subsidiaries	5,018
Impairment of goodwill		1,599,591
Impairment of long-lived assets other than goodwill	813,344
Inventory write-down	518,119	1,668,508
Allowance for doubtful accounts	659,569		18,201
Deferred income taxes	(3,861)	(591)	(8,581)
Loss on disposal of property, plant and equipment	308,003		1,783
Non-cash lease expense	89,176
Changes in operating assets and liabilities:
Accounts receivable, net	329,042	1,302,573	(971,831)
Accounts receivable - related parties, net	306,301	(778,516)	(10,817)
Inventories, net	2,009,862	4,203,927	(2,658,359)
Operating lease liabilities - related parties	16,404
Due from related parties, net	(2,206)
Due to related parties	14,387	18,142	5,920
Advances to suppliers	36,322	569,723	121,360
Prepayments and other current assets	516,018	(291,336)	18,197
Accounts payable	(2,775,356)	1,870,157	1,174,363
Accounts payable - related parties	(6,703)	19,848	32,440
Interest payable	260,417	119,712
Notes payable	(1,046,257)	1,204,910	(127,275)
Taxes payable	13,797	32,733	(115,219)
Advances from customers	(42,923)	(60,254)	(601,855)
Advances from customer - related party		(7,397)	7,241
Other current liabilities	280,843	160,914	(39,785)
Net cash used in operating activities	(5,626,618)	(2,173,742)	(2,674,936)
Cash flows from investing activities
Payments to acquire property, plant and equipment	(121,560)	(5,627,422)	(227,900)
Proceeds from disposal of property, plant and equipment	233,747		2,012
Payments to acquire land use rights		(854,221)	(103,596)
Acquisition of businesses, net of cash acquired		19,888
Disposal of subsidiaries	83
Loans to related parties		(132,147)	(533,242)
Repayments from related parties	1,282	235,049	15,443
Payments for long-term investments		(235,605)
Net cash provided by (used in) investing activities	113,552	(6,594,458)	(847,283)
Cash flows from financing activities
Proceeds from issuance of common shares	6,760,000		5,542,047
Collection of stock subscription receivable		100,000	827,730
Proceeds from related parties		5,306	1,073,961
Repayments to related parties	(1,000)	(385,420)	(1,767,391)
Proceeds from bank overdrafts	78,162
Proceeds from short term loans	1,046,275	8,400,090	2,077,219
Repayments of short term loans	(2,073,177)	(1,508,056)	(2,494,793)
Proceeds from short term loans - related parties	4,791,403	1,176,690
Repayments of short term loans - related parties	(1,080,947)	(60,490)
Net cash provided by financing activities	9,520,716	7,728,120	5,258,773
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(203,577)	96,808	55,000
Net change in cash, cash equivalents and restricted cash	3,804,073	(943,272)	1,791,554
Cash, cash equivalents and restricted cash, beginning of the year	2,700,505	3,643,777	1,852,223
Cash, cash equivalents and restricted cash, end of the year	6,504,578	2,700,505	3,643,777
Supplemental cash flow information
Interest paid	1,118,338	113,389	82,234
Income taxes paid			59,927
Non-cash investing and financing activities
Accrued interest added to short term loan – related party	126,697
Operating expenses paid by related parties		157,094	85,837
Liabilities assumed in connection with purchase of property, plant and equipment	51,196	38,636	133,229
Notes payable reclassified to short term loans	479,724
Receivables from related parties settled with payables to related parties	28,694	114,707	169,906
Receivables from common stock subscription settled with loan payables to a related party	4,240,000
Shares issuance in connection with acquisition of subsidiaries		$ 1,053,020